SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Acquired broker-dealer license deemed to have an indefinite life	$ 120,000
Crypto assets	3,019,896	705,309	$ 288,419	$ 7,277,717
The right to recover the crypto assets			$ 3,944,809
Total intangible assets, net	$ 3,139,896	$ 705,309